Accrued expenses and other current liabilities and Provision - Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Salaries and benefits payables	$ 12,848	$ 18,490
Taxes payable	7,246	16,447
Product warranties	7,333	6,868
Accrued costs of the Merger	7,400	7,900
Other payables and accrued charges	37,627	35,772
Accrued expenses and other current liabilities	$ 72,454	$ 85,477